Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	Tenaris SA
Entity Central Index Key	0001190723
Trading Symbol	ts
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)	1,180,536,830
Entity Shell Company	false
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Ordinary Shares, par value $1.00 per share
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false